Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2025
Deferred income tax
Schedule of evolution deferred tax assets and liabilities

Deferred tax liabilities

	Property, plant
	and equipment and	Tax inflation
	Intangibles Assets	adjustment	Other liabilities	Total
Balances at January 1, 2025	446,131	491	13,400	460,022
Increase/ (decrease) of deferred tax liabilities for the year	(2,125)	(459)	3,672	1,088
Translation differences and inflation adjustment	(13,308)	(32)	(291)	(13,631)
Balances at December 31, 2025	430,698	—	16,781	447,479
Balances at January 1, 2024	287,498	10,927	16,182	314,607
Increase/(decrease) of deferred tax liabilities for the year	48,936	(18,132)	(8,350)	22,454
Translation differences and inflation adjustment	109,697	7,696	5,568	122,961
Balances at December 31, 2024	446,131	491	13,400	460,022

Deferred tax assets

		Tax loss	Property, plant and
	Provisions and	carry	equipment and
	allowances	forwards	Intangibles Assets	Other	Total
Balances at January 1, 2025	21,333	58,824	683	9,185	90,025
(Decrease) / increase of deferred tax assets for the year	(282)	(30,115)	3,224	(985)	(28,158)
Other	—	(404)	—	(438)	(842)
Translation differences and inflation adjustment	394	(2,510)	20	606	(1,490)
Balances at December 31, 2025	21,445	25,795	3,927	8,368	59,535
Balances at January 1, 2024	23,807	205,376	813	10,008	240,004
(Decrease) / increase of deferred tax assets for the year	(8,152)	(230,917)	(139)	(1,958)	(241,166)
Other (*)	—	(6,887)	—	820	(6,067)
Translation differences and inflation adjustment	5,678	91,252	9	315	97,254
Balances at December 31, 2024	21,333	58,824	683	9,185	90,025

(*) Mainly includes the application of tax loss carry forwards to tax prepayments made by ICAB based on Law 14,740/23.

Schedule of expiration dates of deferred tax asset related to tax losses carryforward

	For the year ended December 31,
Expiration date	2025	2024
December 31, 2026	1,150	2,028
December 31, 2027	—	—
December 31, 2028	13,343	47,070
December 31, 2030	—	269

Schedule of unrecognized deferred income tax

	2025	2024
Deferred tax assets	12,638	13,372
Deferred tax liabilities	(400,582)	(383,369)